Significant events for the years ended December 31, 2023, 2024 and 2025 and subsequent events - For the year ended 2023 (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
												1 Months Ended	6 Months Ended	12 Months Ended			30 Months Ended	145 Months Ended
	Jul. 28, 2025 € / shares shares	Nov. 02, 2023 EUR (€)	Oct. 24, 2023 EUR (€) € / shares shares	Oct. 24, 2023 USD ($) shares	Aug. 24, 2023 EUR (€)	Aug. 22, 2023 EUR (€)	Aug. 21, 2023 EUR (€)	Aug. 20, 2023 EUR (€) transaction € / shares	May 24, 2023 € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Jul. 30, 2021 EUR (€) € / shares shares	Oct. 31, 2020 shares	Dec. 31, 2023 shares plan € / shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 EUR (€) € / shares	Jul. 28, 2025 $ / shares	Nov. 19, 2024 € / shares	Oct. 24, 2023 $ / shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares										€ 130,000				€ 637,462		€ 353,377
Capital increase from issuance of ordinary shares (in shares) | shares			20,325,500	20,325,500						20,000,000				11,679,400		40,325,500
Par value per share (in euro per share) | € / shares			€ 0.01						€ 0.01	€ 0.01			€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01		€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares										€ 6.50
Share issue related cost																€ 28,111
Exercises of share warrants (in shares) | shares												464,309			4,000
Proceeds from borrowings																		€ 175,000
Repayments of convertible loan notes					€ 33,000									€ 2,188	€ 8,750	27,188
Capital increases			€ 223,300	$ 235.8										€ 648,124	€ 0	353,377		€ 1,194,700
Capital increases			202,000	212.2
Payments for share issue costs			€ 21,300	$ 23.6
Total AGAs
Disclosure of detailed information about borrowings [line items]
Number of share-based compensation plans issued | plan													5
Number of instruments issued (in shares) | shares													2,601,296	6,280,727			10,828,148
ADS
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares	11,679,400		18,699,460	18,699,460
Number of shares received per ADS (in shares) | shares			1	1
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares																			$ 64.00		$ 11.60
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares			1,626,040	1,626,040
Issue of equity, offering price per share (in dollar/euro per share) | € / shares	€ 54.58		€ 10.9864
Kreos 1, convertible bond loans, tranche A
Disclosure of detailed information about borrowings [line items]
Number of other share warrants repurchased (in shares) | shares									43,070
Exercises of share warrants (in shares) | shares									67,887
Kreos 1, convertible bond loans, tranche B
Disclosure of detailed information about borrowings [line items]
Number of other share warrants repurchased (in shares) | shares									43,070
Exercises of share warrants (in shares) | shares									31,696
Repayments of convertible loan notes					8,000		€ 7,661
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity								€ 75,000
Aggregate exercise price					4,000
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Issuance of other share warrants		€ 4,000
Kreos & Claret financing | Maximum
Disclosure of detailed information about borrowings [line items]
Aggregate exercise price								€ 8,000
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares								€ 14.4303
Borrowings, maximum borrowing capacity								€ 75,000
Proceeds from borrowings					35,000
Heights convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares								€ 14.4303
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings						€ 25,000
OCEANE
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares											1,964,031
Equity issuance, subscripion price per share (in euro per share) | € / shares											€ 30.55
Repayments of convertible loan notes					25,102											25,000
Capital increases											€ 60,000
Kreos & Claret financing and Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, net of refinancing of existing indebteness					€ 27,000
Share premium
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares														€ 637,345		€ 352,974
€130.0 million cross-over financing, february 2023
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount										€ 130,000
Capital increase from issuance of ordinary shares										€ 130,000
Capital increase from issuance of ordinary shares (in shares) | shares										20,000,000
Par value per share (in euro per share) | € / shares										€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares										€ 6.50
€130.0 million cross-over financing, february 2023 | Share premium
Disclosure of detailed information about borrowings [line items]
Share issue related cost										€ 6,700
€49.2 million cross-over financing, september 2022
Disclosure of detailed information about borrowings [line items]
Equity issuance, percentage of current share capital										89.60%
€150.0 million financing, august 2023
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount								€ 150,000
Financial agreement, number of transactions | transaction								2